Leases - Maturities of lease liabilities under ASC 842 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 350
2025	2,037
2026	1,668
2027	1,316
2028 and thereafter	930
Total minimum lease payments	5,951
Less: interest	(1,277)
Present value of lease obligations	¥ 4,674	$ 640	¥ 8,057